Long-Term Investments - Schedule of Long-Term Investments (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Measurement alternative method
Long-term investments	¥ 14,136,050	$ 1,991,021	¥ 22,440,969
PFI Food Industries Limited [Member]
Measurement alternative method
Long-term investments	14,136,050		21,744,509
Good Food Technologies (Cayman) Limited [Member]
Measurement alternative method
Long-term investments			¥ 696,460